Business, Liquidity and Summary of Significant Accounting Policies (Intangible Assets) - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2015
Accounting Policies [Abstract]
Estimated useful lives of intangible assets	10 years	10 years